Organization and business description (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Mar. 16, 2018
Date of incorporation	Feb. 22, 2018
State of incorporation	British Virgin Islands
Share Exchange Agreement [Member] | ITC-HK [Member]
Outstanding capital stock	2,342,000
Ownership Percentage		100.00%